8. Commitments, Contingencies and Concentrations (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Future lease commitment, 2018		$ 68,400
Future lease commitment, 2019		5,700
Future lease commitment	$ 50,400	$ 74,100